Convertible Notes Payable	6 Months Ended
Feb. 29, 2020
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 11. Convertible Notes Payable

On November 6, 2019, the Company issued a convertible promissory note in the principal amount of $20,000 along with 26,667 three-year warrants exercisable at $3.50 per share in exchange for proceeds of $20,000. The note matures May 6, 2020 and bears interest at the rate of 7% per annum, payable at maturity. Commencing thirty (30) days following the issuance date, the noteholder shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a conversion price equal to the lower of (i) $0.75 per share; or (ii) 80% of the average of the previous twenty (20) trading day closing prices of the Company's common stock, subject to adjustment. As a result of the issuance of the warrants as well as the beneficial conversion feature, upon issuance, the Company recognized total debt discount of $20,000, which is being amortized to interest expense over the term of the note. The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the noteholder, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note. As of February 29, 2020, the carrying value of the note was $12,637, net of debt discount of $7,363 and accrued interest payable was $441.

During the three months ended February 29, 2020, the Company issued four convertible promissory notes having an aggregate principal amount of $256,500, aggregate original issue discount (OID) of $10,500, and aggregate legal fees of $11,000, resulting in aggregate net proceeds to the Company of $235,000. The notes mature in one year from the respective issuance date and bear interest at the rate of 10% per annum, payable at maturity. Commencing one hundred eighty (180) days following the issuance date of $198,750 of the notes and commencing immediately following the issuance of $57,750 of the notes, the noteholders shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at variable conversion prices ranging from 50% - 60% of the lowest previous fifteen (15) to twenty (20) trading day closing trade prices of the Company's common stock, subject to adjustment. As a result of the variable conversion prices, upon issuance, the Company recognized total debt discount of $256,500, which is being amortized to interest expense over the term of the notes. The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the noteholder, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note. As of February 29, 2020, the carrying value of the notes was $27,419, net of debt discount of $229,081 and accrued interest was $2,749.

Related Parties

During the six months ended February 29, 2020, the Company issued two convertible promissory notes having an aggregate principal amount of $133,101 in exchange for accrued expenses owed to related parties, of which $79,333 is payable to the Company's Chief Executive Officer and $53,768 is payable to the Company's Chief Financial Officer. The notes mature two years from the respective issuance date and bear interest at the rate of 10% per annum, payable at maturity. The noteholders shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a variable conversion price of 50% of the average of the previous twenty (20) trading day closing prices of the Company's common stock, subject to adjustment. As a result of the variable conversion prices, upon issuance, the Company recognized total debt discount of $133,101, which is being amortized to interest expense over the term of the notes. As of February 29, 2020, the carrying value of the notes was $2,163, net of debt discount of $130,938 and accrued interest was $427.

Upon the issuance of the convertible promissory notes, the Company determined that the features associated with the embedded conversion option embedded in the debentures should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

At the issuance date of the convertible notes payable, the Company estimated the fair value of the embedded derivatives of $847,987 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 391.42% to 398.53%, (3) weighted average risk-free interest rate of 0.86 to 1.60%, (4) expected life of one to three years and (5) estimated fair value of the Company's common stock of $0.23 to $1.07 per share.

On February 29, 2020, the Company estimated the fair value of the embedded derivatives of $664,562 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 389.74%, (3) weighted average risk-free interest rate of 0.86% to 1.37%, (4) expected life of 0.18 to 2.00 years, and (5) estimated fair value of the Company's common stock of $0.23 per share.